Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000219203
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class A
Trading Symbol	GCEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$127	1.26%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities were pressured in the first half of the annual period by broad equity market volatility. Performance improved in the second half amid signs of durable U.S. economic growth, interest rate cuts by the Fed and strong core fundamentals for clean energy infrastructure businesses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	S&P Global Clean Energy Index (Total Return, Unhedged, USD)	S&P 500® Index
06/20	$9,450	$10,000	$10,000	$10,000	$10,000	$10,000
11/20	$12,878	$13,627	$15,709	$12,386	$19,683	$12,123
11/21	$13,394	$14,173	$15,773	$12,252	$19,833	$15,508
11/22	$12,521	$13,249	$14,745	$11,612	$18,063	$14,079
11/23	$9,509	$10,063	$12,008	$11,130	$12,405	$16,028
11/24	$9,690	$10,254	$11,755	$11,982	$11,003	$21,460

Performance Inception Date	Jun. 26, 2020
AssetsNet	$ 50,086,742
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 554,139
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$50,086,742
# of Portfolio Holdings	48
Portfolio Turnover Rate	136%
Total Net Advisory Fees Paid	$554,139

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219205
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class C
Trading Symbol	GCEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$202	2.01%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities were pressured in the first half of the annual period by broad equity market volatility. Performance improved in the second half amid signs of durable U.S. economic growth, interest rate cuts by the Fed and strong core fundamentals for clean energy infrastructure businesses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	S&P Global Clean Energy Index (Total Return, Unhedged, USD)	S&P 500® Index
06/20	$9,900	$10,000	$10,000	$10,000	$10,000	$10,000
11/20	$13,444	$13,580	$15,709	$12,386	$19,683	$12,123
11/21	$13,877	$14,017	$15,773	$12,252	$19,833	$15,508
11/22	$12,884	$13,014	$14,745	$11,612	$18,063	$14,079
11/23	$9,706	$9,804	$12,008	$11,130	$12,405	$16,028
11/24	$9,813	$9,912	$11,755	$11,982	$11,003	$21,460

Performance Inception Date	Jun. 26, 2020
AssetsNet	$ 50,086,742
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 554,139
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$50,086,742
# of Portfolio Holdings	48
Portfolio Turnover Rate	136%
Total Net Advisory Fees Paid	$554,139

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219200
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class P
Trading Symbol	GCEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities were pressured in the first half of the annual period by broad equity market volatility. Performance improved in the second half amid signs of durable U.S. economic growth, interest rate cuts by the Fed and strong core fundamentals for clean energy infrastructure businesses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	S&P Global Clean Energy Index (Total Return, Unhedged, USD)	S&P 500® Index
06/20	$10,000	$10,000	$10,000	$10,000	$10,000
11/20	$13,641	$15,709	$12,386	$19,683	$12,123
11/21	$14,240	$15,773	$12,252	$19,833	$15,508
11/22	$13,366	$14,745	$11,612	$18,063	$14,079
11/23	$10,183	$12,008	$11,130	$12,405	$16,028
11/24	$10,417	$11,755	$11,982	$11,003	$21,460

Performance Inception Date	Jun. 26, 2020
AssetsNet	$ 50,086,742
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 554,139
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$50,086,742
# of Portfolio Holdings	48
Portfolio Turnover Rate	136%
Total Net Advisory Fees Paid	$554,139

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219201
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class R6
Trading Symbol	GCEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities were pressured in the first half of the annual period by broad equity market volatility. Performance improved in the second half amid signs of durable U.S. economic growth, interest rate cuts by the Fed and strong core fundamentals for clean energy infrastructure businesses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	S&P Global Clean Energy Index (Total Return, Unhedged, USD)	S&P 500® Index
06/20	$10,000	$10,000	$10,000	$10,000	$10,000
11/20	$13,640	$15,709	$12,386	$19,683	$12,123
11/21	$14,248	$15,773	$12,252	$19,833	$15,508
11/22	$13,375	$14,745	$11,612	$18,063	$14,079
11/23	$10,184	$12,008	$11,130	$12,405	$16,028
11/24	$10,419	$11,755	$11,982	$11,003	$21,460

Performance Inception Date	Jun. 26, 2020
AssetsNet	$ 50,086,742
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 554,139
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$50,086,742
# of Portfolio Holdings	48
Portfolio Turnover Rate	136%
Total Net Advisory Fees Paid	$554,139

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219204
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Institutional Class
Trading Symbol	GCEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities were pressured in the first half of the annual period by broad equity market volatility. Performance improved in the second half amid signs of durable U.S. economic growth, interest rate cuts by the Fed and strong core fundamentals for clean energy infrastructure businesses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	S&P Global Clean Energy Index (Total Return, Unhedged, USD)	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	S&P 500® Index
06/20	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/20	$1,364,000	$1,968,341	$1,570,900	$1,238,579	$1,212,300
11/21	$1,424,698	$1,983,346	$1,577,341	$1,225,236	$1,550,774
11/22	$1,337,222	$1,806,284	$1,474,498	$1,161,191	$1,407,948
11/23	$1,019,097	$1,240,464	$1,200,831	$1,113,031	$1,602,808
11/24	$1,041,313	$1,100,257	$1,175,494	$1,198,170	$2,145,999

Performance Inception Date	Jun. 26, 2020
AssetsNet	$ 50,086,742
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 554,139
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$50,086,742
# of Portfolio Holdings	48
Portfolio Turnover Rate	136%
Total Net Advisory Fees Paid	$554,139

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219206
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Investor Class
Trading Symbol	GCEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$102	1.01%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities were pressured in the first half of the annual period by broad equity market volatility. Performance improved in the second half amid signs of durable U.S. economic growth, interest rate cuts by the Fed and strong core fundamentals for clean energy infrastructure businesses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	S&P Global Clean Energy Index (Total Return, Unhedged, USD)	S&P 500® Index
06/20	$10,000	$10,000	$10,000	$10,000	$10,000
11/20	$13,633	$15,709	$12,386	$19,683	$12,123
11/21	$14,215	$15,773	$12,252	$19,833	$15,508
11/22	$13,327	$14,745	$11,612	$18,063	$14,079
11/23	$10,144	$12,008	$11,130	$12,405	$16,028
11/24	$10,363	$11,755	$11,982	$11,003	$21,460

Performance Inception Date	Jun. 26, 2020
AssetsNet	$ 50,086,742
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 554,139
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$50,086,742
# of Portfolio Holdings	48
Portfolio Turnover Rate	136%
Total Net Advisory Fees Paid	$554,139

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	GLEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$182	1.46%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
09/17	$9,450	$10,000	$10,000	$10,000
11/17	$9,079	$9,607	$9,594	$10,547
11/18	$9,060	$9,587	$9,069	$11,208
11/19	$8,804	$9,316	$9,244	$13,014
11/20	$7,652	$8,098	$7,593	$15,286
11/21	$10,603	$11,220	$10,640	$19,554
11/22	$13,862	$14,669	$13,743	$17,753
11/23	$15,058	$15,934	$15,001	$20,210
11/24	$22,387	$23,690	$22,661	$27,059

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 9/29/17
Class A	48.67%	20.49%	12.77%
Class A including sales charges	40.54%	19.15%	11.88%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	12.07%
S&P 500® Index	33.89%	15.75%	14.88%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 476,386,310
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,717,606
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

Holdings [Text Block]
Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	GLECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$273	2.21%

Expenses Paid, Amount	$ 273
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
09/17	$9,900	$10,000	$10,000	$10,000
11/17	$9,500	$9,596	$9,594	$10,547
11/18	$9,418	$9,513	$9,069	$11,208
11/19	$9,076	$9,168	$9,244	$13,014
11/20	$7,839	$7,919	$7,593	$15,286
11/21	$10,774	$10,883	$10,640	$19,554
11/22	$13,981	$14,122	$13,743	$17,753
11/23	$15,078	$15,231	$15,001	$20,210
11/24	$22,235	$22,459	$22,661	$27,059

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 9/29/17
Class C	47.46%	19.60%	11.93%
Class C including sales charges	46.38%	19.60%	11.93%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	12.07%
S&P 500® Index	33.89%	15.75%	14.88%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 476,386,310
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,717,606
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

Holdings [Text Block]
Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201753
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class P
Trading Symbol	GAMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$136	1.09%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
04/18	$10,000	$10,000	$10,000
11/18	$10,042	$9,955	$10,436
11/19	$9,795	$10,147	$12,117
11/20	$8,544	$8,335	$14,233
11/21	$11,887	$11,680	$18,207
11/22	$15,599	$15,085	$16,530
11/23	$17,017	$16,466	$18,818
11/24	$25,374	$24,875	$25,195

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/16/18
Class P	49.11%	20.94%	15.07%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	14.73%
S&P 500® Index	33.89%	15.75%	14.95%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 476,386,310
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,717,606
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

Holdings [Text Block]
Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193459
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class R
Trading Symbol	GLERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$212	1.71%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
09/17	$10,000	$10,000	$10,000
11/17	$9,603	$9,594	$10,547
11/18	$9,559	$9,069	$11,208
11/19	$9,274	$9,244	$13,014
11/20	$8,034	$7,593	$15,286
11/21	$11,113	$10,640	$19,554
11/22	$14,489	$13,743	$17,753
11/23	$15,704	$15,001	$20,210
11/24	$23,272	$22,661	$27,059

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 9/29/17
Class R	48.19%	20.18%	12.49%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	12.07%
S&P 500® Index	33.89%	15.75%	14.88%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 476,386,310
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,717,606
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

Holdings [Text Block]
Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193460
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class R6
Trading Symbol	GLESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$136	1.09%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
09/17	$10,000	$10,000	$10,000
11/17	$9,613	$9,594	$10,547
11/18	$9,631	$9,069	$11,208
11/19	$9,405	$9,244	$13,014
11/20	$8,195	$7,593	$15,286
11/21	$11,401	$10,640	$19,554
11/22	$14,948	$13,743	$17,753
11/23	$16,305	$15,001	$20,210
11/24	$24,318	$22,661	$27,059

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 9/29/17
Class R6	49.14%	20.90%	13.18%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	12.07%
S&P 500® Index	33.89%	15.75%	14.88%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 476,386,310
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,717,606
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

Holdings [Text Block]
Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	GLEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$137	1.10%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
09/17	$1,000,000	$1,000,000	$1,000,000
11/17	$961,300	$959,400	$1,054,700
11/18	$963,030	$906,921	$1,120,830
11/19	$940,303	$924,424	$1,301,395
11/20	$820,226	$759,322	$1,528,619
11/21	$1,140,360	$1,064,038	$1,955,409
11/22	$1,495,811	$1,374,312	$1,775,316
11/23	$1,631,481	$1,500,061	$2,021,020
11/24	$2,431,885	$2,266,143	$2,705,944

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 9/29/17
Institutional Shares	49.06%	20.91%	13.18%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	12.07%
S&P 500® Index	33.89%	15.75%	14.88%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 476,386,310
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,717,606
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

Holdings [Text Block]
Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193458
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Investor Class
Trading Symbol	GLEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$151	1.21%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
09/17	$10,000	$10,000	$10,000
11/17	$9,610	$9,594	$10,547
11/18	$9,614	$9,069	$11,208
11/19	$9,373	$9,244	$13,014
11/20	$8,165	$7,593	$15,286
11/21	$11,342	$10,640	$19,554
11/22	$14,860	$13,743	$17,753
11/23	$16,191	$15,001	$20,210
11/24	$24,110	$22,661	$27,059

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 9/29/17
Investor Shares	48.91%	20.77%	13.04%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	12.07%
S&P 500® Index	33.89%	15.75%	14.88%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 476,386,310
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,717,606
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

Holdings [Text Block]
Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124917
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	GLPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$850	7.32%

Expenses Paid, Amount	$ 850
Expense Ratio, Percent	7.32%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
11/14	$9,450	$10,000	$10,000	$10,000
11/15	$6,306	$6,673	$6,597	$10,275
11/16	$6,953	$7,358	$7,209	$11,103
11/17	$6,372	$6,743	$6,717	$13,642
11/18	$6,387	$6,759	$6,798	$14,498
11/19	$5,681	$6,011	$6,050	$16,833
11/20	$4,096	$4,334	$4,568	$19,773
11/21	$5,811	$6,149	$6,338	$25,293
11/22	$7,840	$8,296	$9,016	$22,964
11/23	$9,081	$9,610	$11,116	$26,142
11/24	$12,011	$12,710	$14,576	$35,001

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	32.26%	16.13%	2.42%
Class A including sales charges	24.98%	14.85%	1.84%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	3.84%
S&P 500® Index	33.89%	15.75%	13.34%

AssetsNet	$ 1,757,147,546
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 15,374,228
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Holdings [Text Block]
Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124918
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	GLPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$882	7.63%

Expenses Paid, Amount	$ 882
Expense Ratio, Percent	7.63%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
11/14	$9,900	$10,000	$10,000	$10,000
11/15	$6,555	$6,621	$6,597	$10,275
11/16	$7,178	$7,251	$7,209	$11,103
11/17	$6,521	$6,587	$6,717	$13,642
11/18	$6,497	$6,562	$6,798	$14,498
11/19	$5,740	$5,798	$6,050	$16,833
11/20	$4,110	$4,152	$4,568	$19,773
11/21	$5,789	$5,848	$6,338	$25,293
11/22	$7,751	$7,829	$9,016	$22,964
11/23	$8,911	$9,001	$11,116	$26,142
11/24	$11,698	$11,816	$14,576	$35,001

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	31.27%	15.29%	1.68%
Class C including sales charges	30.18%	15.29%	1.68%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	3.84%
S&P 500® Index	33.89%	15.75%	13.34%

AssetsNet	$ 1,757,147,546
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 15,374,228
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Holdings [Text Block]
Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201752
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class P
Trading Symbol	GMNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$794	6.82%

Expenses Paid, Amount	$ 794
Expense Ratio, Percent	6.82%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
04/18	$10,000	$10,000	$10,000
11/18	$9,928	$10,113	$10,436
11/19	$8,863	$9,001	$12,117
11/20	$6,415	$6,795	$14,233
11/21	$9,135	$9,429	$18,207
11/22	$12,371	$13,412	$16,530
11/23	$14,381	$16,536	$18,818
11/24	$19,090	$21,684	$25,195

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/16/18
Class P	32.74%	16.57%	10.24%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	12.38%
S&P 500® Index	33.89%	15.75%	14.95%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 1,757,147,546
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 15,374,228
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Holdings [Text Block]
Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124921
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class R
Trading Symbol	GLPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$849	7.32%

Expenses Paid, Amount	$ 849
Expense Ratio, Percent	7.32%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
11/14	$10,000	$10,000	$10,000
11/15	$6,650	$6,597	$10,275
11/16	$7,329	$7,209	$11,103
11/17	$6,682	$6,717	$13,642
11/18	$6,698	$6,798	$14,498
11/19	$5,945	$6,050	$16,833
11/20	$4,269	$4,568	$19,773
11/21	$6,044	$6,338	$25,293
11/22	$8,134	$9,016	$22,964
11/23	$9,397	$11,116	$26,142
11/24	$12,398	$14,576	$35,001

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	31.94%	15.82%	2.17%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	3.84%
S&P 500® Index	33.89%	15.75%	13.34%

AssetsNet	$ 1,757,147,546
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 15,374,228
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Holdings [Text Block]
Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000199576
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class R6
Trading Symbol	GLPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$618	5.31%

Expenses Paid, Amount	$ 618
Expense Ratio, Percent	5.31%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
04/18	$10,000	$10,000	$10,000
11/18	$10,715	$10,960	$10,833
11/19	$9,579	$9,754	$12,578
11/20	$6,929	$7,365	$14,774
11/21	$9,867	$10,218	$18,899
11/22	$13,365	$14,536	$17,159
11/23	$15,538	$17,921	$19,533
11/24	$20,627	$23,500	$26,153

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/2/18
Class R6	32.75%	16.56%	11.46%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	13.66%
S&P 500® Index	33.89%	15.75%	15.50%

Performance Inception Date	Apr. 02, 2018
AssetsNet	$ 1,757,147,546
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 15,374,228
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Holdings [Text Block]
Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124919
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	GMLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$808	6.94%

Expenses Paid, Amount	$ 808
Expense Ratio, Percent	6.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
11/14	$1,000,000	$1,000,000	$1,000,000
11/15	$669,500	$659,700	$1,027,500
11/16	$742,810	$720,920	$1,110,317
11/17	$681,826	$671,681	$1,364,246
11/18	$686,394	$679,809	$1,449,784
11/19	$612,469	$605,030	$1,683,344
11/20	$443,795	$456,797	$1,977,256
11/21	$631,964	$633,806	$2,529,306
11/22	$855,996	$901,590	$2,296,357
11/23	$994,838	$1,111,570	$2,614,173
11/24	$1,320,648	$1,457,602	$3,500,116

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	32.75%	16.59%	2.82%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	3.84%
S&P 500® Index	33.89%	15.75%	13.34%

AssetsNet	$ 1,757,147,546
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 15,374,228
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Holdings [Text Block]
Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124920
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Investor Class
Trading Symbol	GLPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$843	7.25%

Expenses Paid, Amount	$ 843
Expense Ratio, Percent	7.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
11/14	$10,000	$10,000	$10,000
11/15	$6,687	$6,597	$10,275
11/16	$7,404	$7,209	$11,103
11/17	$6,792	$6,717	$13,642
11/18	$6,838	$6,798	$14,498
11/19	$6,086	$6,050	$16,833
11/20	$4,404	$4,568	$19,773
11/21	$6,264	$6,338	$25,293
11/22	$8,474	$9,016	$22,964
11/23	$9,839	$11,116	$26,142
11/24	$13,045	$14,576	$35,001

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	32.58%	16.45%	2.69%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	3.84%
S&P 500® Index	33.89%	15.75%	13.34%

AssetsNet	$ 1,757,147,546
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 15,374,228
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of November 30, 2024)
Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Holdings [Text Block]
Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs